Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Share Option Activity and Related Information

A summary of share option activity and related information for the year ended December 31, 2013 is as follows:

Share options granted to employees and directors

	Number of option	Weighted average exercise price	Weighted average grant date fair value per share	Weighted average remaining contractual year	Aggregated intrinsic value
		US$	US$	(Years)	US$’000
Outstanding, January 1, 2013	18,719,980	0.25	0.35	8.27
Granted	2,660,000	0.40	0.95
Exercised	(2,660,000)	0.20	0.36

Outstanding, December 31, 2013	18,719,980	0.28	0.43	7.63	60,936

Vested and expected to vest at December 31, 2013	18,337,300	0.28	0.44	7.64	59,659

Exercisable at December 31, 2013	13,002,380	0.28	0.34	7.27	42,388

Share options granted to consultants

	Number of option	Weighted average exercise price	Weighted average grant date fair value per share	Weighted average remaining contractual year	Aggregated intrinsic value
		US$	US$	(Years)	US$’000
Outstanding, January 1, 2013	12,600,000	0.40		8.27

Outstanding, December 31, 2013	12,600,000	0.40	0.31	7.27	39,526

Vested at December 31, 2013	12,600,000	0.40	0.31	7.27	39,526

Exercisable at December 31, 2013	12,600,000	0.40	0.31	7.27	39,526

Schedule of Assumptions Used to Estimate Fair Value of Share Options Granted

The assumptions used to estimate the fair value of the share options granted are as follows:

	For the year ended December 31
	2011	2012	2013
Expected volatility	50.34%	50.11%	49.86%
Risk-free interest rate	3.69%	1.34%	2.60%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Suboptimal early exercise factor	2.0	2.0	2.2

Schedule of Share-Based Compensation Expenses Relating to Options Granted

Total share-based compensation expenses relating to options granted to employees, the director and consultants for the years ended December 31, 2011, 2012 and 2013 are included in:

	For the year ended December 31, 2011
	Employees	Directors	Consultants	Total	Total
	RMB	RMB	RMB	RMB	US$
Cost of services	206	—	—	206	34
Sales and marketing	749	—	—	749	124
General and administrative	12,290	9,970	25,104	47,364	7,824
Service development expenses	1,835	—	—	1,835	303

	15,080	9,970	25,104	50,154	8,285

	For the year ended December 31, 2012
	Employees	Directors	Consultants	Total	Total
	RMB	RMB	RMB	RMB	US$
Cost of services	222	—	—	222	37
Sales and marketing	780	—	—	780	129
General and administrative	10,892	—	—	10,892	1,799
Service development expenses	1,810	—	—	1,810	294

	13,704	—	—	13,704	2,259

	For the year ended December 31, 2013
	Employees	Directors	Consultants	Total	Total
	RMB	RMB	RMB	RMB	US$
Cost of services	113	—	—	113	19
Sales and marketing	390	—	—	390	64
General and administrative	6,178	—	—	6,178	1,021
Service development expenses	880	—	—	880	145

	7,561	—	—	7,561	1,249